Share-Based Compensation - Schedule of Restricted Stock Units (Details) - Weighted Average Grant Date Fair Value [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Restricted Stock Units [Line Items]
Number of Units beginning balance
Weighted Average Grant Date Fair Value beginning balance
Number of Units Granted		4,270
Weighted Average Grant Date Fair Value Granted		$ 52.2
Number of Units Vested		(4,270)
Weighted Average Grant Date Fair Value Vested		$ 52.2
Number of Units Forfeited
Weighted Average Grant Date Fair Value Forfeited
Number of Units ending balance
Weighted Average Grant Date Fair Value ending balance